Restatement of Previously Filed Balance Sheet	Feb. 01, 2021
Prior Period Adjustment [Abstract]
Restatement of Previously Filed Balance Sheet
Note 2 – Restatement of Previously Filed Balance Sheet
The Company concluded it should restate its previously issued financial statements to classify all Class A common stock subject to redemption in temporary equity and to classify its outstanding warrants as liabilities.
In accordance with ASC
480-10-S99,
redemption provisions not solely within the control of the Company require shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A common stock in permanent equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that the Company will not redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. The Company revised this interpretation to include temporary equity in net tangible assets.
Additionally, the Company reevaluated the accounting treatment of the redeemable warrants that were included in the Units issued by the Company in the Initial Public Offering (the “Public Warrants”) and the Private Placement Warrants that were in the Private Placement (together with the Public Warrants, the “Warrants”). The Company previously classified the Warrants in stockholders’ equity. In further consideration of the guidance in FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”), the Company concluded that a provision in the warrant agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants should be recorded as derivative liabilities on the balance sheet and measured at fair value at inception (on the date of the Initial Public Offering) and at each subsequent reporting date, with changes in fair value recognized in earnings and losses.
In accordance with FASB ASC Topic 340, “Other Assets and Deferred Costs,” as a result of the classification of the Warrants as derivative liabilities, the Company expensed a portion of the offering costs originally recognized as a reduction in stockholders’ equity. The portion of offering costs that was expensed was determined based on the relative fair value of the Public Warrants and shares of Class A common stock included in the Units.
In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed balance sheet that contained the error, reported in the Company’s Form
8-K
filed with the SEC on February 5, 2021 (the
“Post-IPO
Balance Sheet”). Therefore, the Company, in consultation with its Audit Committee, concluded that the
Post-IPO
Balance Sheet should be restated to present all outstanding shares of Class A common stock subject to possible redemption as temporary equity, to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering, and to classify all outstanding Warrants as liabilities. The previously presented
Post-IPO
Balance Sheet should no longer be relied upon.
The following tables summarize the effect of the restatement on each financial statement line item as of the date indicated:

As of February 1, 2021	As Reported	Adjustment	As Restated
Total assets	$402,379,699	$—	$402,379,699
Total current liabilitie s	$1,113,641	—	$1,113,641
Deferred underwriting commissions	14,000,000	—	14,000,000
Derivative warrant liabilities	—	38,400,000	38,400,000
Total liabilities	$15,113,641	$38,400,000	$53,513,641
Class A common stock subject to possible redemption	382,266,050	17,733,950	400,000,000
Preferred stock	—	—	—
Class A common stock	177	(177)	—
Class F common stock	1,000	—	1,000
Additional paid-in capital	5,060,183	(5,060,183)	—
Accumulated deficit	(61,352)	(51,073,590)	(51,134,942)

Total stockholders’ equity (deficit)	$5,000,008	$(56,133,950)	$(51,133,942)

Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$402,379,699	$—	$402,379,699